Taxation (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021
Taxation [Line Items]
Unified corporate income tax rate	25.00%
Preferential tax rate	15.00%	15.00%
Preferential tax rate extension period	3 years	3 years
Net operating loss carryforwards (in Dollars)		$ 129,654		$ 134,896	$ 100,986
Minimum [Member]
Taxation [Line Items]
Statutory income tax rate		15.00%
Carry-over period		5 years
Maximum [Member]
Taxation [Line Items]
Statutory income tax rate		25.00%
Carry-over period		10 years
Hong Kong [Memner]
Taxation [Line Items]
Statutory income tax rate		16.50%
Shenzhen Ucloudlink Technology Limited [Member]
Taxation [Line Items]
Preferential tax rate		15.00%	15.00%
Preferential tax rate extension period			3 years